Stock-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 09, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense			$ 5,309	$ 316	$ 29,488	$ 1,259	$ 6,021	$ 12,034
Share based compensation by share based payment award non vested options outstanding			5,620,822		5,620,822		5,952,337	3,509,214	3,513,759
Share based compensation by share based payment arrangement options granted during the period					0	0	2,957,409	1,077,900
Share based compensation by share based payment arrangement options granted during the period weighted average grant date fair value							$ 6.10	$ 3.75
Share Based Compensation By Share Based Payment Arrangement Options Granted For Which Performance Conditions Have Not Yet Been Achieved							500,044
Share based compensation by share based payment arrangement aggregate instrinsic value of stock options exercised					$ 15,500		$ 1,100	$ 7,100
Tender Offer [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense								10,600
Shares issued price per share		$ 16.05
Common stock shares offered to be purchased by the redeemable preferred stock holders		3,616,930
Number of shares tendered by the existing shareholders		1,370,620
Percentage Of The Outstanding Shares Eligible For Tender		30.00%
General and administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense			$ 430	(17)	$ 856	$ 494	$ 3,245	5,518
Executive Officer [Member] | Restricted Stock Award Agreement [Member] | Service Based Condition In Respect Of Performance Based Restricted Stock [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment arrangement requisite service period					4 years		4 years
Executive Officer [Member] | Partial Recourse Secured Promissory Note [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Restricted stock issued during the period shares	1,191,872
Shares issued price per share	$ 8.32
Restricted Stock [Member] | Restricted Stock Award Agreement [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment arrangement equity instruments other than options vested			248,307		248,307		173,815
Restricted stock shares forfeited					0		0
Share based compensation by share based arrangement equity instruments other than optuions unrecognized compensation			$ 30,500		$ 30,500		$ 5,700
Restricted Stock [Member] | Restricted Stock Award Agreement [Member] | General and administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense			$ 4,200	(100)	$ 27,200	400	$ 2,700	$ 400
Stock Options Subject To Performance Vesting Conditions [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment award non vested options outstanding			633,656		633,656		633,656
2013 Employee Stock Option And Stock Purchase Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment arrangement number of shares authorized			10,017,823		10,017,823		10,017,823	7,486,799
Exercise price of stock options as a percentage of fair market value per share							$ 100	$ 100
2013 Employee Stock Option And Stock Purchase Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense			$ 1,200	$ 300	$ 2,400	$ 800	$ 3,300	$ 1,100
Share based compensation by share based payment award unrecognized compensation options			$ 12,700		$ 12,700		$ 15,100	$ 4,800
Share based compensation by share based payment award weighted average period of recognition					2 years 10 months 24 days		3 years 4 months 24 days